MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES
NOTE 3:       MATERIAL ACCOUNTING POLICIES

The accounting policies set out below have been applied consistently for all periods presented in these consolidated financial statements and have been applied consistently by the Group.

a.	Financial instruments:

1)	Non-derivative financial assets

The Company’s non-derivative financial assets, which are measured at amortized cost, mainly consist of accounts receivable which are held to collect and deposits. Accounts receivable represent amounts owed by customers resulting from business transactions, and they are recognized at their original invoiced values, adjusted for expected credit losses. Loss rates are based on historical collection experience, while taking into consideration current customer information, collection history, and other relevant data at each reporting period.

The Company’s non-derivative financial assets, which are measured at fair value through profit and loss, consist of investment in shares. Net gains and losses are recognized in consolidated statements of operations and other comprehensive income (loss), financing income/expenses.

2)	Non-derivative financial liabilities

The Company’s non-derivative financial liabilities mainly include trade and other payables and loan, all measured at amortized cost.

3)	Treasury shares:

When share capital recognized as equity is repurchased by the Company, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as a deduction in Share Premium.

b.	Fixed Assets:

Fixed assets are measured at cost less accumulated depreciation. The cost of fixed assets includes expenditure that is directly attributable to the acquisition of the asset. Depreciation is provided on all property and equipment at rates calculated to write each asset down to its residual value (assumed to be nil), using the straight-line method, over its expected useful life as follows:

Years
Computers and servers	3-5
Office furniture and equipment	3-17
Leasehold improvements	The shorter of the lease term and the useful life

c.	Intangible assets:

1)	Software development:

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset. The expenditure capitalized in respect of development activities includes the cost of direct labor costs that are directly attributable to preparing the asset for its intended use. Other development expenditure is recognized in profit or loss as incurred.

2)	Goodwill:

The Group has identified its entire operation as a single cash generating unit (CGU). The Company conducts an annual assessment of goodwill impairment on an annual basis, at year end. According to management assessment as of December 31, 2025, no impairment in respect to goodwill has been recorded. See note 7.

3)	Amortization:

Internally generated intangible assets, such as software development costs, are not systematically amortized as long as they are not available for use, i.e., they are not yet on site or in working condition for their intended use. Goodwill is not systematically amortized as well but is tested for impairment at least once a year.

Amortization is recognized in the statements of operation and other comprehensive income (loss) on a straight-line basis over the estimated useful lives of the intangible assets from the date they are available for use.

The estimated useful lives for the current and comparative periods are as follows:

Software (developed and acquired)	3 years
Customer relationships	5-6 years
Technology	3-5.25 years

d.	Share Based Compensation:

Compensation expense related to stock options, restricted stock units and performance share units. The Group’s share-based compensation plan is measured and recognized in the consolidated financial statements based on the fair value of the awards granted. The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model. Stock-based compensation expense related to stock options, restricted stocks and performance share is recognized over the requisite service periods of the awards.

Determining the fair value of stock options awards requires judgment. The Company’s use of the Black-Scholes option pricing model requires the input of subjective assumptions. The assumptions used in the Company’s option-pricing model represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment.

These assumptions and estimates are as follows:

Risk-Free Interest Rate. The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities approximating the expected term of the awards.

Expected Term. The expected term of an award is calculated based on the vesting date and the expiration date of the award.

Volatility. The Company determined the price volatility based on daily price observations over a period equivalent to the expected term of the award.

Dividend Yield. The dividend yield assumption is based on the Company’s history and current expectations of dividend payouts.

Fair Value of Common Stock. The fair value of common stock is based on the closing price of the Company's common stock on the grant date.

e.	Employee benefits:

1)	Post-employment benefits:

The Group’s main post-employment benefit plan is under section 14 to the Severance Pay Law ("Section 14") for the Israeli employees and under section 401K for US employees, which is accounted for as a contribution plan. In addition, for certain employees, the Group has an additional immaterial plan that is accounted for as a defined benefit plan. These plans are usually financed by deposits with insurance companies or with funds managed by a trustee.

2)	Short-term benefits:

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided or upon the actual absence of the employee when the benefit is not accumulated (such as maternity leave).

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably. The employee benefits are classified, for measurement purposes, as short-term benefits or as other long-term benefits depending on when the Group expects the benefits to be wholly settled.

f.	Revenue recognition:

The Group generates revenue from transactions where it provides access to a Platform for the purchase and sale of digital advertising inventory. Its customers are both ad buyers, including brands and agencies, and digital publishers.

The Group generates revenue through Platform fees that are tailored to fit the customer’s specific utilization of its solutions and include: (i) a percentage of spend, (ii) flat fees and (iii) fixed costs per mille (“CPM”). CPM refers to a payment option in which customers pay a price for every 1,000 impressions an advertisement receives.

The Company maintains agreements with each publisher and buyer in the form of written service agreements, which set out the terms of the relationship, including payment terms and access to the Group’s Platforms.

Publishers provide digital advertising inventory to the Group’s Platform in the form of advertising requests, or ad request. When the Group receives ad requests from a publisher, it send bid requests to buyers, which enable buyers to bid on sellers’ digital advertising inventory according to a predefined set of parameters (e.g., demographics, intent, location, etc.). Winning bids create advertising, or paid impressions, for the publisher to present to the buyers.

The Group generates revenue from its Programmatic and Performance activities. Programmatic revenue is derived from the end-to-end platform of programmatic advertising, which uses software and algorithms to match buyers and sellers of digital advertising in a technology-driven marketplace, including licenses for data tools. Performance revenue is derived from non-core activities, consisting mainly of mobile-based activities that help brands reach their users.

The Company concluded that its Programmatic activity (i) does not have manual control over the process, (ii) the Company is not primarily responsible for fulfillment, (iii) the Company has no inventory risk and (iv) the Company obtains only momentary a title to the advertising space offered via the end-to-end platform.

As a result, the Group reports its Programmatic business, tech stack, features, business models and activity as an agent and therefore presented revenue from Programmatic on a net basis.

For the Performance activity the Company is the primary obligor to provide the services and, as such, revenue is presented on a gross basis.

Management is focused on driving growth with the Programmatic activity through the end-to-end platform, while the Performance activity is declining over time.

The Group estimates and records reduction to revenue for volume discounts based on expected volume during the incentive term.

The Group generally invoices buyers at the end of each month for the full purchase price of ad impressions monetized in that month. Accounts receivables are recorded at the amount of gross billings for the amount it is responsible to collect and accounts payable are recorded at the net amount payable to publishers. Accordingly, both accounts receivable and accounts payable appear large in relation to revenue reported on a net basis.

g.	Classification of expenses

Cost of revenue

Cost of revenue (exclusive of depreciation and amortization) primarily consists of hosting fees and data costs for both Programmatic and Performance activities, as well as media costs for Performance activities that are directly attributable to revenue generated by the Company and generally based on the revenue share arrangements with audience and content partners. See Note 13.

Research and development

Research and development expenses consist primarily of compensation and related costs for personnel responsible for the research and development of new and existing products and services. Where required, development expenditures are capitalized in accordance with the Company's standard internal capitalized development policy in accordance with IAS 38 (also see Note 3c(1)). All research costs are expensed when incurred.

Selling and marketing

Selling and marketing expenses consist primarily of compensation and related costs for personnel engaged in customer service, sales, and sales support functions, as well as advertising and promotional expenditures.

General and administrative

General and administrative expenses consist primarily of compensation and related costs for personnel, and include costs related to the Company’s facilities, finance, human resources, doubtful debts, legal organizations and fees for professional services. Professional services are principally comprised of external legal, public company expenses and information technology consulting and outsourcing services that are not directly related to other operational expenses.

h.	Financing income and expenses:

Financing income and expense mainly comprises foreign currencies gain and losses due to exchange rate differences, interest, hedging and bank fees.

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements.

Foreign exchange gains and losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income (loss), and are presented within equity as part of the currency translation reserve.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

i.	Taxes on income

The Company operates in multiple tax jurisdictions.

Offset of deferred tax assets and liabilities

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority.

Uncertain tax positions

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more likely than not that the Group will have to use its economic resources to pay the obligation.

j.	Leases:

Leased assets and lease liabilities

Contracts that award the Group control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments or provision for impairment, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Group's leases is not readily determinable, the incremental borrowing rate of the lessee is used.

Variable lease payments

Variable lease payments that depend on an index or a rate are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flow of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset.

Depreciation of right-of-use assets

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

☐ Buildings	1-8.5 years

☐ Data centers	1-5.5 years

k.	New standards, amendments to standards and interpretations not yet adopted:

IFRS 18 ‘Presentation and Disclosure in Financial Statements’

In April 2024, the IASB issued IFRS 18 - Presentation and Disclosure in Financial Statements, which introduces new concepts relating to: (i) the structure of the statement of profit or loss, (ii) required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (management-defined performance measures), and (iii) enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. The standard is effective on or after January 1, 2027. The Company is evaluating the potential impact from the adoption of this standard. The Company does not expect early adoption of this standard.

Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures

On May 30, 2024, IASB has issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, which clarifies the classification of financial assets with environmental, social and corporate governance (ESG) and similar features, derecognition of financial liability settled through electronic payment systems and also introduces additional disclosure requirements to enhance transparency for investors regarding investments in equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features. The effective date for adoption of this amendment is annual reporting periods beginning on or after January 1, 2026, although early adoption is permitted. The Company has assessed the implications of the amendments on its financial statements and concluded that the adoption of the amendments is not expected to have a material impact in its financial statements.